Financial risk management and financial instruments - Liquidity risk (Details) $ in Billions	1 Months Ended
	Apr. 30, 2023 USD ($) Options	Jun. 30, 2025	Jun. 30, 2024
Financial risk management and financial instruments
Net debt to EBITDA		1.5	1.3
Covenant level of net debt to EBITDA		3	3
New RCF and term loan
Financial risk management and financial instruments
Contract amount | $	$ 3
Maturity term	5 years
Number of extension options available | Options	2
Term of each extension options available	1 year